American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
June 30, 2024

Short Duration Inflation Protection Bond - Schedule of Investments
JUNE 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 91.3%
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28	34,423,410	33,884,530
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28	56,219,110	59,099,495
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	29,208,000	29,728,159
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25	151,736,250	147,612,488
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	16,196,828	15,791,533
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25	26,645,661	25,772,362
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	131,562,126	127,298,203
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26	109,517,876	104,637,732
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	36,626,240	35,018,446
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26(1)	187,491,696	178,491,513
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	61,006,940	57,999,863
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	321,326,069	302,396,747
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	12,817,800	12,166,298
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27	36,517,215	35,929,863
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	125,843,850	118,610,597
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28	143,190,673	138,329,341
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	54,336,285	51,647,138
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28	50,979,264	51,659,495
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	31,044,000	29,418,079
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	56,767,760	56,851,269
TOTAL U.S. TREASURY SECURITIES (Cost $1,686,223,190)		1,612,343,151
ASSET-BACKED SECURITIES — 2.3%
CARS-DB5 LP, Series 2021-1A, Class A3, SEQ, 1.92%, 8/15/51(2)	3,921,198	3,598,455
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(2)	7,825,000	7,171,949
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)	7,400,000	6,392,596
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, SEQ, 5.52%, 1/20/32(2)	3,650,000	3,649,586
Tesla Auto Lease Trust, Series 2024-A, Class A3, SEQ, 5.30%, 6/21/27(2)	3,525,000	3,517,646
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(2)	2,963,961	2,976,741
Tricon Residential Trust, Series 2022-SFR1, Class D, 4.75%, 4/17/39(2)	6,000,000	5,752,046
Verdant Receivables LLC, Series 2024-1A, Class A2, SEQ, 5.68%, 12/12/31(2)	6,650,000	6,679,000
TOTAL ASSET-BACKED SECURITIES (Cost $40,661,988)		39,738,019
CORPORATE BONDS — 2.2%
Aerospace and Defense — 0.3%
Boeing Co., 6.26%, 5/1/27(2)	1,200,000	1,208,565
TransDigm, Inc., 6.75%, 8/15/28(2)	4,000,000	4,053,896
		5,262,461
Automobiles — 0.2%
General Motors Financial Co., Inc., 5.40%, 4/6/26	3,000,000	2,994,769
Banks — 0.7%
Bank of America Corp., VRN, 5.93%, 9/15/27	5,050,000	5,105,521
Bank of America Corp., VRN, 5.82%, 9/15/29	1,465,000	1,495,945
Barclays PLC, VRN, 7.39%, 11/2/28	2,625,000	2,766,833
National Bank of Canada, VRN, 5.60%, 7/2/27(3)	2,621,000	2,621,009
		11,989,308
Consumer Finance — 0.2%
Encore Capital Group, Inc., 9.25%, 4/1/29(2)	3,480,000	3,630,757
Containers and Packaging — 0.1%
Berry Global, Inc., 4.50%, 2/15/26(2)	1,200,000	1,175,419

Financial Services — 0.2%
Corebridge Global Funding, 5.35%, 6/24/26(2)	3,861,000	3,859,632
Health Care Providers and Services — 0.2%
Icon Investments Six DAC, 5.81%, 5/8/27	4,450,000	4,495,820
Insurance — 0.1%
GA Global Funding Trust, 2.25%, 1/6/27(2)	2,800,000	2,590,022
Media — 0.2%
Sirius XM Radio, Inc., 3.125%, 9/1/26(2)	3,825,000	3,602,145
TOTAL CORPORATE BONDS (Cost $39,360,238)		39,600,333
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	6,467,000	6,564,123
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	3,477,000	3,596,060
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57(3)	1,700,000	1,749,322
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(2)	3,358,000	3,045,808
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,209,777)		14,955,313
PREFERRED STOCKS — 0.8%
Banks — 0.5%
Commerzbank AG, 7.00%	4,000,000	3,975,115
Lloyds Banking Group PLC, 7.50%	1,800,000	1,803,850
NatWest Group PLC, 6.00%	1,800,000	1,765,326
Societe Generale SA, 8.00%(2)	1,800,000	1,799,046
		9,343,337
Capital Markets — 0.3%
Charles Schwab Corp., 5.375%	4,510,000	4,470,650
TOTAL PREFERRED STOCKS (Cost $13,785,417)		13,813,987
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
Private Sponsor Collateralized Mortgage Obligations — 0.6%
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(2)	2,386,491	2,382,925
JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 4.99%, 6/25/36	145,961	96,611
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(2)	5,500,000	5,460,213
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(2)	2,063,548	2,084,206
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1, SEQ, 6.00%, 6/25/36	38,186	35,547
		10,059,502
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FHLMC, Series 2015-SC02, Class M3, VRN, 3.67%, 9/25/45	464,090	457,535
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,560,599)		10,517,037
COLLATERALIZED LOAN OBLIGATIONS — 0.4%
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.78%, (3-month SOFR plus 2.46%), 8/14/30(2)	4,625,000	4,631,437
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR, VRN, 7.79%, (3-month SOFR plus 2.46%), 7/15/31(2)	2,250,000	2,253,307
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,875,000)		6,884,744
SHORT-TERM INVESTMENTS — 2.2%
Commercial Paper(4) — 2.2%
Landesbank Baden-Wuerttemberg, 5.46%, 7/1/24(2)	39,050,000	39,032,647
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	157,237	157,237
TOTAL SHORT-TERM INVESTMENTS (Cost $39,207,237)		39,189,884
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $1,851,883,446)		1,777,042,468
OTHER ASSETS AND LIABILITIES — (0.6)%		(11,414,702)
TOTAL NET ASSETS — 100.0%		$1,765,627,766

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	1,710	September 2024	$182,248,594	$1,476,371
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.86%	7/30/24	$26,500,000	$(714)	$3,426,901	$3,426,187
CPURNSA	Receive	1.86%	8/1/24	$23,700,000	(692)	3,066,266	3,065,574
CPURNSA	Receive	1.85%	8/1/24	$43,000,000	(848)	5,575,523	5,574,675
CPURNSA	Receive	1.67%	10/21/24	$45,000,000	(865)	6,339,390	6,338,525
CPURNSA	Receive	2.46%	3/15/25	$25,000,000	206	290,472	290,678
CPURNSA	Receive	2.49%	5/28/25	$50,000,000	516	(35,089)	(34,573)
CPURNSA	Receive	2.19%	6/18/25	$25,000,000	516	45,006	45,522
CPURNSA	Receive	2.31%	6/24/25	$25,000,000	525	15,767	16,292
CPURNSA	Receive	2.35%	7/1/25	$25,000,000	535	3,570	4,105
CPURNSA	Receive	1.85%	8/26/25	$16,000,000	598	2,358,569	2,359,167
CPURNSA	Receive	2.24%	1/12/26	$20,000,000	622	2,372,832	2,373,454
CPURNSA	Receive	2.42%	2/2/28	$85,000,000	731	1,293,042	1,293,773
CPURNSA	Receive	2.64%	8/2/28	$78,000,000	924	126,806	127,730
					$2,054	$24,879,055	$24,881,109

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corp.
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $9,700,148.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $120,548,044, which represented 6.8% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,612,343,151	—
Asset-Backed Securities	—	39,738,019	—
Corporate Bonds	—	39,600,333	—
Commercial Mortgage-Backed Securities	—	14,955,313	—
Preferred Stocks	—	13,813,987	—
Collateralized Mortgage Obligations	—	10,517,037	—
Collateralized Loan Obligations	—	6,884,744	—
Short-Term Investments	$157,237	39,032,647	—
	$157,237	$1,776,885,231	—
Other Financial Instruments
Futures Contracts	$1,476,371	—	—
Swap Agreements	—	$24,915,682	—
	$1,476,371	$24,915,682	—
Liabilities
Other Financial Instruments
Swap Agreements	—	$34,573	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.